August 31, 2005


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

ATTN:     Document Control - EDGAR

RE:       IDS Life of New York Account 8 ("Registrant"), Rule 497(j) filing

          IDS Life of New York Variable Universal Life IV/ IDS Life of New York Variable Universal Life IV - Estate Series and IDS Life of New York Variable Universal Life III
          File Nos. 333-44644/ 811-5213

Dear Commissioners:

Registrant certifies that the form of supplement to the prospectus that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent supplement has been filed electronically.

If you have any questions or concerns regarding this filing, please contact Simone Pepper at 612-671-2847 or me at 612-671-3678.


Sincerely,


/s/ Mary Ellyn Minenko
------------------------
    Mary Ellyn Minenko
    Assistant General Counsel and Assistant Secretary